FAIR VALUE MEASUREMENT (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)		6 years 3 months
Expected volatility of the underlying share		70.00%
Expected dividend yield on the underlying share	0.00%	0.00%
Risk-free interest rate		2.97%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	2 years 6 months
Expected volatility of the underlying share	67.00%
Risk-free interest rate	3.64%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	6 years 1 month 6 days
Expected volatility of the underlying share	71.00%
Risk-free interest rate	4.95%
Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 0.01
Current price of the underlying share	$ 2.80
Expected dividend yield on the underlying share	0.00%
Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	3 years
Expected volatility of the underlying share	59.45%
Risk-free interest rate	4.12%
Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	4 years
Expected volatility of the underlying share	73.16%
Risk-free interest rate	4.04%